CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents	$ 752	$ 17,454	$ 59,630
Accounts receivable, net	37,046	27,753	5,808
Prepaid expenses and other current assets	13,960	15,134	20,813
Accounts receivable - related party		0	265,273
Assets held for sale		0	616,263
Total current assets	51,758	60,341	967,787
NON-CURRENT ASSETS
Property and equipment, net	0	0	2,455
Deposits and other assets	37,120	44,288	60,998
Total non-current assets	37,120	44,288	63,453
TOTAL ASSETS	88,878	104,629	1,031,240
Current liabilities
Accounts payable and accrued expenses	13,767,135	12,918,573	10,084,058
Deferred revenue	52,925	58,564	75,556
Customer liability	338,725	338,725	338,725
Loans, advances and factoring agreements	660,158	642,158	902,809
Convertible notes payable, net of discounts	3,353,905	3,368,259	3,054,869
Notes payable - related parties	5,397,774	5,326,049	4,762,579
Convertible notes payable - related parties	553,100	553,100	553,100
Derivative liabilities	5,817,119	9,827,723	4,822,398
Current portion of operating lease liabilities	7,366,573	7,781,351	5,897,274
Financing lease liability - related party	752,883	738,847	710,776
Liabilities held for sale		0	717,414
Total current liabilities	38,060,297	41,553,349	31,919,558
NON-CURRENT LIABILITIES
Operating lease liabilities, net of current portion	489,481	680,187	1,932,599
Loans, advances and factoring agreements, net of current portion and discounts			144,460
Total non-current liabilities	489,481	680,187	2,077,059
Total liabilities	38,549,778	42,233,536	33,996,617
Commitments and contingencies	0	0	0
MEZZANINE EQUITY
Total mezzanine equity	58,921,107	58,249,908	58,249,908
STOCKHOLDER'S DEFICIT
Common stock, $.001 par value, 15,000,000,000 shares authorized, 6,336,839,165 and 2,456,634,910 shares issued and outstanding as of June 30, 2024 and December 31, 2023, respectively	6,336,839	2,456,635	1,256,901
Subscriptions receivable	(3,265)	(3,265)	26,910
Additional paid-in capital	12,120,548	14,706,236	13,966,895
Accumulated deficit	(115,233,454)	(116,837,671)	(106,418,722)
Total TPT Global Tech, Inc. Stockholders' deficit	(96,779,332)	(99,678,065)	(91,168,016)
Non-controlling interests	(602,675)	(700,750)	(47,269)
Total stockholders' deficit	(97,382,007)	(100,378,815)	(91,215,285)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	88,878	104,629	1,031,240
Series F Convertible Preferred Stock [Member]
STOCKHOLDER'S DEFICIT
Preferred Stock, Value	378,000	0
Series G Convertible Preferred Stock [Member]
STOCKHOLDER'S DEFICIT
Preferred Stock, Value	0	0
Series A Convertible Preferred Stock (Member)
STOCKHOLDER'S DEFICIT
Preferred Stock, Value	42,983,742	42,983,742	42,983,742
Series B Convertible Preferred Stock (Member)
STOCKHOLDER'S DEFICIT
Preferred Stock, Value	1,677,473	1,677,473	1,677,473
Series C Convertible Preferred Stock (Member)
STOCKHOLDER'S DEFICIT
Preferred Stock, Value	0	0	0
Series D Convertible Preferred Stock (Member)
STOCKHOLDER'S DEFICIT
Preferred Stock, Value	139,592	244,592	244,592
Series E Convertible Preferred Stock (Member)
STOCKHOLDER'S DEFICIT
Preferred Stock, Value	$ 13,742,300	$ 13,344,101	$ 13,344,101